Exceptions Items (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disclosure of detailed information about business combination [line items]
Findus Group integration costs	€ 0.0	€ 1.1	€ 3.0	€ 7.1
Release of indemnification assets	0.0	0.0	44.0	0.0
Supply chain reconfiguration	0.0	1.1	(3.6)	1.3
Goodfella's Pizza & Aunt Bessie's integration costs	4.7	2.2	8.7	3.0
Settlement of legacy matters	(4.3)	(0.7)	(4.3)	(0.6)
Factory optimization	1.3	0.4	2.1	0.9
Exceptional items	€ 1.7	€ 4.1	€ 49.9	€ 11.7